Capital and reserves - Follow-On Offering on Nasdaq Global Market (Narrative) (Details)								12 Months Ended
	Oct. 16, 2017 CHF (SFr) shares	Oct. 10, 2017 USD ($) shares	Oct. 10, 2017 CHF (SFr)	Feb. 21, 2017 USD ($)	Feb. 21, 2017 CHF (SFr) SFr / shares shares	May 20, 2015 USD ($) shares	May 20, 2015 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares								48,373,890	34,329,704
Transaction costs recognized in equity								SFr 521,515		SFr 643,796
Transaction costs recognized in profit or loss								SFr 1,026,766	SFr 0	0
Nominal value (in CHF per share) | SFr / shares								SFr 0.40
Share issue related cost									1,862	211,142
Offering costs associated with the follow-on								SFr 0	SFr 1,862	SFr 211,142
Common shares outstanding (in shares) | shares								48,373,890	34,329,704	34,303,891
Commitment Purchase Agreement
Disclosure of classes of share capital [line items]
Gross proceeds	SFr 1,446,150		SFr 1,594,611
Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						5,275,000	5,275,000
Gross proceeds				$ 10,000,000	SFr 9,998,305	$ 23,600,000	SFr 21,700,000
Transaction costs recognized in equity					397,685
Transaction costs recognized in profit or loss					SFr 506,234
Conversion ratio				0.70	0.70
Share issue related cost					SFr 903,919
Offering costs associated with the follow-on							SFr 643,796
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares								48,373,890	34,329,704
Nominal value (in CHF per share) | SFr / shares								SFr 0.40	SFr 0.40
Common shares | Commitment Purchase Agreement
Disclosure of classes of share capital [line items]
Share subscription agreement, subscription amount | $		$ 13,500,000
Agreement term		30 months	30 months
Number of shares issued (in shares) | shares	1,744,186	2,300,000
Gross proceeds	SFr 1,500,000	$ 1,630,415
Transaction costs recognized in equity	SFr 63,056		SFr 25,701
Transaction costs recognized in profit or loss			265,205
Commitment fee		$ 300,000	290,400
Commitment fee related to cash proceeds from issue of shares			35,073
Derecognition of commitment fee			SFr 255,327
Common shares | Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					10,000,000
Gross proceeds					SFr 4,906,488
Nominal value (in CHF per share) | SFr / shares					SFr 0.40
Warrants | Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					10,000,000
Gross proceeds					SFr 5,091,817